VIA EDGAR

November 18, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: Investment Managers Series Trust (filing relates to the 361 Domestic Long/Short Equity Fund and 361 Global Long /Short Fund) (File Nos. 333-122901 and 811-21719)

Dear Sir or Madam:

On behalf of Investment Managers Series Trust (the “Trust”), we are filing pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940 an amended definitive proxy statement on Schedule 14A and a notice of special meeting of shareholders of the 361 Domestic Long/Short Equity Fund and 361 Global Long/Short Fund, each a series of the Trust (the “Funds”). The purpose of this amended filing is to correct the shareholder meeting date from January 12, 2016 to January 12, 2017 on the first page of the proxy statement.

Please direct any inquiries regarding this filing to the undersigned at (626) 385-5777.

Very truly yours,

/s/ Diane J. Drake

Diane J. Drake

Enclosures